INVESTMENT ADVISER
 James Investment Research, Inc.          ========================
           P.O. Box 8
        Alpha, Ohio 45301                           JAMES
     jamesfunds@jir-inc.com                       ADVANTAGE
                o                                   FUNDS
            CUSTODIAN
       Firstar Bank, N. A.                ========================
        425 Walnut Street
     Cincinnati, Ohio 45202                   Advised by James
                o                         Investment Research, Inc.
         TRANSFER AGENT
 Integrated Fund Services, Inc.                       o
          P.O. Box 5354
   Cincinnati, Ohio 45201-5354                December 31, 2000
                o                            Semi-Annual Report
      INDEPENDENT AUDITORS                       (Unaudited)
      Deloitte & Touche LLP
   1700 Courthouse Plaza, N.E.                        o
       Dayton, Ohio 45402
                o                          THE GOLDEN RAINBOW FUND
           DISTRIBUTOR
   IFS Fund Distributors, Inc.            THE JAMES SMALL CAP FUND
     221 East Fourth Street
            Suite 300                   THE JAMES MARKET NEUTRAL FUND
     Cincinnati, Ohio 45202
                o                       THE JAMES LARGE CAP PLUS FUND
          LEGAL COUNSEL
Brown, Cummins & Brown Co. L.P.A.
        3500 Carew Tower
     Cincinnati, Ohio 452025

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The last six months of 2000 continued to be a period of revaluation for the stock market. Valuations on many telecommunications and technology stocks proved to be unrealistic and the painful process of identifying what valuation was realistic proved more emotional than academic.

However, lost in the headlines was the startling fact that many stocks were doing well. Many small and mid-cap stocks had a good run during this period, as did traditional value stocks.

INVESTMENT GOALS AND OBJECTIVES

The funds in the James Advantage Family are meant to complement each other, so that an investor with assets in each of the funds will be able to capitalize on whatever areas the market is focusing on. During the last half of 2000, the Golden Rainbow's goal of preservation of capital in declining markets was realized. The goal of the Large Cap Plus was not met over the six month period as the concentration in technology suffered relative to the more diversified S&P
500. The Small Cap fund did post a positive return over the six months, but it also did not meet its goal of outperforming its index. Management believes both these funds can meet their objectives over the long run.

The hero of the family over the period was the Market Neutral. Its goal of a positive return regardless of the direction of the markets was easily met. Clearly, during times of extreme market negativism, the ability to earn a profit from shorting stocks was rewarded.

INVESTMENT PHILOSOPHY

James Investment Research, Inc., the Advisor to the James Advantage Funds, is a research-oriented firm whose investment decisions are based on quantitative analysis. Traditionally a Value oriented firm, three of the four funds in the fund family use the basic Value approach. This means the stocks selected generally have characteristics such as lower P/E ratios, lower Price to Book ratios and stronger earnings growth than the broader indexes have. While these traits are relative to the various sectors, James usually only buys stocks with positive earnings, even in the aggressive Large Cap Plus.

The ability to sell short stocks with high valuations and no earnings was a major factor behind the success of the Market Neutral Strategy in the second half of 2000. James' belief that, in the long run, Value will outperform growth was given new life in the Market Neutral, as the stock selection approach is Value based.

When we added the Large Cap Plus style to the Family of Funds, we cautioned investors that this style was aggressive. However, it is consistent with a fund family that has a product for all types of markets, and we advise investors to be patient. Remember, the one certainty about the financial markets is that they will fluctuate.

STRATEGY FOR MEETING FUND OBJECTIVES

James Investment Research, Inc, uses a top down approach. This means we analyze the overall state of the economy, then forecast where it is heading, and then identify which sectors and industries are likely to succeed in that type of an environment. Only after that process are stocks selected.

The current environment is a worrisome combination of declining economic activity and high valuations on many stocks. The Federal Reserve has commenced an aggressive easing strategy to offset the effects of a sharp decline in stock prices. However, there is a growing concern that capital spending on Information Technology will be curtailed. This could lead to lower productivity and even more cutbacks.

On top of these concerns, oil prices are moving higher again. The consumer is deep in debt and the unemployment rate is rising. This is not the scenario that pushes stocks higher.

However, we look for opportunities in all types of markets. In this case, bonds have become very attractive. In the Golden Rainbow we have pushed maturities out to reduce reinvestment risk and add to total return. We are avoiding bonds which could be negatively impacted by defaults on consumer or corporate debt and we are sticking with high quality issues.

The Large Cap Plus has been moving away from technology and is now heavily invested in energy. This move reflects the growing momentum in the energy sector. The Small Cap fund remains widely diversified. Since many small capitalization stocks never reached the high valuation levels of the big caps, they remained relatively cheap and we believe they can continue to do well.

FUND PERFORMANCE

The Golden Rainbow earned a positive return again in 2000, despite the decline in the major stock indexes. Traditional value and U.S. Treasury investors were rewarded. The income objective of this fund was also met as it paid ordinary dividends every quarter and the capital gains dividend at year-end.

The Large Cap Plus, which has an aggressive, non-diversified fund approach, was more volatile than its benchmark, the S&P 500. The fund trailed the index over the last half of the year, after outperforming in the first half. While we aim to outperform every quarter, the aggressive nature of the fund may lead to such declines in bear markets. However, the fund is designed to refocus on areas which retain momentum, so we believe that it can hold up relatively well in the long run.

The Small Cap fund was about flat in the second half of the year, which was better than the Russell 2000, its benchmark index. We believe small cap stocks can continue to move up for an extended period.

The Market Neutral's return over the second half of 2000 was higher than its benchmark, the risk free rate. The fund was able to establish shorts in several technology and telecommunication stocks, which corrected severely over the period.

EXPECTATIONS FOR THE FUTURE

Most recessions are brief in time (unless you are one of the unemployed). At this time it is not clear that the U.S. economy is in recession, or whether the Federal Reserve can restore the economy. Still, their aggressive actions and the growing probability of a tax cut augur well for the long run. Renewed economic vigor will be preceded by a stronger stock market. Our challenge will be to identify those stocks which can outperform in whatever new economy comes out of the current weakness. We believe that our family of funds is well positioned to reward investors regardless of the twists and turns the economy will take.

/s/ Thomas L. Mangan

Thomas L. Mangan

Vice President and Chief Financial Officer

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)

=========================================================================================================================
                                                             THE GOLDEN      THE JAMES       THE JAMES        THE JAMES
                                                              RAINBOW        SMALL CAP     MARKET NEUTRAL  LARGE CAP PLUS
                                                                FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost ....................................   $ 61,309,345    $  5,431,927    $  6,606,442    $  6,588,279
                                                            ============    ============    ============    ============
   At value (Note 1) ....................................   $ 69,336,047    $  6,554,416    $  6,873,654    $  5,851,893
Segregated cash with brokers (Note 1) ...................             --              --       4,762,108              --
Receivable for capital shares sold ......................            496          24,632             200          25,000
Receivable for securities sold ..........................        305,609              --          40,187              --
Dividends and interest receivable .......................        571,920           4,051          18,154           5,608
Other assets ............................................          6,719           5,562           2,368           2,764
                                                            ------------    ------------    ------------    ------------
   TOTAL ASSETS .........................................     70,220,791       6,588,661      11,696,671       5,885,265
                                                            ------------    ------------    ------------    ------------

LIABILITIES
Securities sold short (proceeds $3,307,192) (Note 1) ....             --              --       2,747,407              --
Payable for capital shares redeemed .....................        150,309             100              --           1,717
Payable for securities purchased ........................        577,459              --              --              --
Dividends payable on securities sold short ..............             --              --             945              --
Accrued expenses:
   Management fees (Note 3) .............................         43,468           6,386          12,728           6,183
   12b-1 distribution and service fees (Note 3) .........         56,178           7,833          10,954           8,055
   Other ................................................         24,516             540             350             610
                                                            ------------    ------------    ------------    ------------
      TOTAL LIABILITIES .................................        851,930          14,859       2,772,384          16,565
                                                            ------------    ------------    ------------    ------------

NET ASSETS ..............................................   $ 69,368,861    $  6,573,802    $  8,924,287    $  5,868,700
                                                            ============    ============    ============    ============

NET ASSETS CONSIST OF:
Paid-in capital .........................................   $ 58,147,958    $  6,862,804    $  9,043,745    $  7,626,173
Accumulated net investment loss .........................         (8,760)         (9,169)         (4,092)        (31,187)
Accumulated net realized gains (losses) from
   security transactions ................................      3,202,961      (1,402,322)       (942,363)       (989,900)
Net unrealized appreciation (depreciation) on investments      8,026,702       1,122,489         826,997        (736,386)
                                                            ------------    ------------    ------------    ------------
NET ASSETS ..............................................   $ 69,368,861    $  6,573,802    $  8,924,287    $  5,868,700
                                                            ============    ============    ============    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 1) ..      4,756,155         617,590         888,926         637,360
                                                            ============    ============    ============    ============

Net asset value and redemption price per share (Note 1) .   $      14.59    $      10.64    $      10.04    $       9.21
                                                            ============    ============    ============    ============

Maximum offering price per share (Note 1) ...............   $      14.89    $      11.29    $      10.65    $       9.77
                                                            ============    ============    ============    ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

=====================================================================================================================
                                                            THE GOLDEN      THE JAMES      THE JAMES       THE JAMES
                                                              RAINBOW       SMALL CAP   MARKET NEUTRAL  LARGE CAP PLUS
                                                                FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................   $   197,348    $    25,748    $    11,310    $     9,471
   Interest .............................................     1,242,770          9,133        180,044          9,811
                                                            -----------    -----------    -----------    -----------
      TOTAL INVESTMENT INCOME ...........................     1,440,118         34,881        191,354         19,282
                                                            -----------    -----------    -----------    -----------

EXPENSES
   Management fees (Note 3) .............................       283,271         34,980         64,365         40,329
   12b-1 distribution and service fees - Class A (Note 3)        95,700          7,342          9,720          8,412
   Administration fees (Note 3) .........................        28,428             --             --             --
   Accounting services fees (Note 3) ....................        15,000             --             --             --
   Postage and supplies .................................         4,932             --             --             --
   Professional fees ....................................         7,179             --             --             --
   Custodian fees and expenses ..........................        12,122             --             --             --
   Transfer agent fees (Note 3) .........................        10,247             --             --             --
   Shareholder report printing and mailing ..............           285             --             --             --
   Trustees' fees .......................................         1,728          1,728          1,728          1,728
   Dividend expense on securities sold short ............            --             --         11,046             --
   Other expenses .......................................         8,288             --             --             --
                                                            -----------    -----------    -----------    -----------
      Total expenses before fee waivers .................       467,180         44,050         86,859         50,469
   12b-1 distribution and service fees waived (Note 3) ..       (31,607)            --             --             --
                                                            -----------    -----------    -----------    -----------
      Net expenses ......................................       435,573         44,050         86,859         50,469
                                                            -----------    -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS) ............................     1,004,545         (9,169)       104,495        (31,187)
                                                            -----------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions     3,285,753       (537,640)       (19,335)      (875,096)
   Net realized gains on closed short positions .........            --             --        543,672             --
   Net change in unrealized appreciation/depreciation
      on investments ....................................    (2,094,487)       590,218       (287,691)    (1,640,851)
                                                            -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ..............................     1,191,266         52,578        236,646     (2,515,947)
                                                            -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................   $ 2,195,811    $    43,409    $   341,141    $(2,547,134)
                                                            ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS

======================================================================================================
                                                                        SIX MONTHS           YEAR
                                                                           ENDED            ENDED
                                                                       DEC. 31, 2000       JUNE 30,
                                                                        (UNAUDITED)          2000
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...........................................   $   1,004,545    $   2,715,835
   Net realized gains on investments ...............................       3,285,753       11,212,626
   Net change in unrealized appreciation/depreciation on investments      (2,094,487)      (9,524,478)
                                                                       -------------    -------------
Net increase in net assets from operations .........................       2,195,811        4,403,983
                                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ............................      (1,022,334)      (2,736,391)
   Distributions from net realized gains ...........................      (8,994,218)      (5,724,817)
                                                                       -------------    -------------
Decrease in net assets from distributions to shareholders ..........     (10,061,552)      (8,461,208)
                                                                       -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................         483,353        4,759,979
   Net asset value of shares issued in reinvestment of
      distributions to shareholders ................................       9,734,016        8,196,618
   Payments for shares redeemed ....................................     (15,781,996)     (33,947,586)
                                                                       -------------    -------------
Net decrease in net assets from capital share transactions .........      (5,564,627)     (20,990,989)
                                                                       -------------    -------------

TOTAL DECREASE IN NET ASSETS .......................................     (13,385,368)     (25,048,214)

NET ASSETS
   Beginning of period .............................................      82,754,229      107,802,443
                                                                       -------------    -------------
   End of period ...................................................   $  69,368,861    $  82,754,229
                                                                       =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS) ...........................   $      (8,760)   $       9,029
                                                                       =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................          30,400          281,457
   Shares issued in reinvestment of distributions to shareholders ..         676,091          500,806
   Shares redeemed .................................................        (954,356)      (2,017,962)
                                                                       -------------    -------------
   Net decrease in shares outstanding ..............................        (247,865)      (1,235,699)
   Shares outstanding, beginning of period .........................       5,004,020        6,239,719
                                                                       -------------    -------------
   Shares outstanding, end of period ...............................       4,756,155        5,004,020
                                                                       =============    =============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

===================================================================================================
                                                                        SIX MONTHS         YEAR
                                                                           ENDED          ENDED
                                                                       DEC. 31, 2000     JUNE 30,
                                                                        (UNAUDITED)        2000
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................................   $    (9,169)   $   (22,875)
   Net realized losses on investments ...............................      (537,640)      (850,600)
   Net change in unrealized appreciation/depreciation on investments        590,218         38,127
                                                                        -----------    -----------
Net increase (decrease) in net assets from operations ...............        43,409       (835,348)
                                                                        -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................................     1,335,443      1,575,105
   Payments for shares redeemed .....................................       (56,243)    (2,052,318)
                                                                        -----------    -----------
Net increase (decrease) in net assets from capital share transactions     1,279,200       (477,213)
                                                                        -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............................     1,322,609     (1,312,561)

NET ASSETS
   Beginning of period ..............................................     5,251,193      6,563,754
                                                                        -----------    -----------
   End of period ....................................................   $ 6,573,802    $ 5,251,193
                                                                        ===========    ===========

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................................       127,985        161,485
   Shares redeemed ..................................................        (5,438)      (219,628)
                                                                        -----------    -----------
   Net increase (decrease) in shares outstanding ....................       122,547        (58,143)
   Shares outstanding, beginning of period ..........................       495,043        553,186
                                                                        -----------    -----------
   Shares outstanding, end of period ................................       617,590        495,043
                                                                        ===========    ===========

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

==================================================================================================================
                                                                                       SIX MONTHS         YEAR
                                                                                          ENDED          ENDED
                                                                                      DEC. 31, 2000     JUNE 30,
                                                                                       (UNAUDITED)        2000
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ...........................................................   $   104,495    $   165,795
   Net realized gains (losses) from:
      Security transactions ........................................................       (19,335)       641,027
      Closed short positions .......................................................       543,672     (1,253,948)
   Net change in unrealized appreciation/depreciation on investments ...............      (287,691)       819,546
                                                                                       -----------    -----------
Net increase in net assets from operations .........................................       341,141        372,420
                                                                                       -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ............................................      (112,913)      (164,487)
                                                                                       -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................................     2,029,934      1,575,778
   Net asset value of shares issued in reinvestment of distributions to shareholders       112,571        164,142
   Payments for shares redeemed ....................................................      (130,618)    (3,547,416)
                                                                                       -----------    -----------
Net increase (decrease) in net assets from capital share transactions ..............     2,011,887     (1,807,496)
                                                                                       -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................................     2,240,115     (1,599,563)

NET ASSETS
   Beginning of period .............................................................     6,684,172      8,283,735
                                                                                       -----------    -----------
   End of period ...................................................................   $ 8,924,287    $ 6,684,172
                                                                                       ===========    ===========

ACCUMULATED NET INVESTMENT INCOME (LOSS) ...........................................   $    (4,092)   $     4,326
                                                                                       ===========    ===========

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................................       202,269        169,202
   Shares issued in reinvestment of distributions to shareholders ..................        11,060         17,677
   Shares redeemed .................................................................       (13,095)      (388,437)
                                                                                       -----------    -----------
   Net increase (decrease) in shares outstanding ...................................       200,234       (201,558)
   Shares outstanding, beginning of period .........................................       688,692        890,250
                                                                                       -----------    -----------
   Shares outstanding, end of period ...............................................       888,926        688,692
                                                                                       ===========    ===========

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

==================================================================================================
                                                                       SIX MONTHS        PERIOD
                                                                          ENDED           ENDED
                                                                      DEC. 31, 2000      JUNE 30,
                                                                       (UNAUDITED)       2000(A)
--------------------------------------------------------------------------------------------------
FROM 0PERATIONS
   Net investment loss .............................................   $   (31,187)   $   (27,001)
   Net realized losses on investments ..............................      (875,096)      (114,804)
   Net change in unrealized appreciation/depreciation on investments    (1,640,851)       904,465
                                                                       -----------    -----------
Net increase (decrease) in net assets from operations ..............    (2,547,134)       762,660
                                                                       -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .......................................     2,342,406      5,958,176
   Payments for shares redeemed ....................................      (205,404)      (442,004)
                                                                       -----------    -----------
Net increase in net assets from capital share transactions .........     2,137,002      5,516,172
                                                                       -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ............................      (410,132)     6,278,832

NET ASSETS
   Beginning of period .............................................     6,278,832             --
                                                                       -----------    -----------
   End of period ...................................................   $ 5,868,700    $ 6,278,832
                                                                       -----------    -----------

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .....................................................       195,844        493,560
   Shares redeemed .................................................       (18,304)       (33,740)
                                                                       -----------    -----------
   Net increase in shares outstanding ..............................       177,540        459,820
   Shares outstanding, beginning of period .........................       459,820             --
                                                                       -----------    -----------
   Shares outstanding, end of period ...............................       637,360        459,820
                                                                       ===========    ===========

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JUNE 30,
                                                      DEC. 31, 2000    -------------------------------------------------------------
                                                       (UNAUDITED)        2000        1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............  $   16.54     $   17.28    $   18.96    $   19.31    $   17.56    $   18.27
                                                        ---------     ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income .............................       0.22          0.50         0.49         0.65         0.66         0.73
   Net realized and unrealized gains on
      investments ....................................       0.17          0.31         0.91         1.08         2.16         0.61
                                                        ---------     ---------    ---------    ---------    ---------    ---------
Total from investment operations .....................       0.39          0.81         1.40         1.73         2.82         1.34
                                                        ---------     ---------    ---------    ---------    ---------    ---------

Less distributions:
   From net investment income ........................      (0.22)        (0.50)       (0.49)       (0.65)       (0.68)       (0.74)
   From net realized gains on investments ............      (2.12)        (1.05)       (2.59)       (1.43)       (0.39)       (1.31)
                                                        ---------     ---------    ---------    ---------    ---------    ---------
Total distributions ..................................      (2.34)        (1.55)       (3.08)       (2.08)       (1.07)       (2.05)
                                                        ---------     ---------    ---------    ---------    ---------    ---------

Net asset value at end of period .....................  $   14.59     $   16.54    $   17.28    $   18.96    $   19.31    $   17.56
                                                        =========     =========    =========    =========    =========    =========

Total return(A) ......................................      2.77%(C)      4.98%        7.97%        9.47%       16.55%        7.76%
                                                        =========     =========    =========    =========    =========    =========

Net assets at end of period (000's) ..................  $  69,369     $  82,754    $ 107,802    $ 132,094    $ 157,183    $ 184,307
                                                        =========     =========    =========    =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets(B) .......      1.14%(D)      1.07%        1.00%        1.08%        1.09%        1.06%

Ratio of net investment income to average net assets .      2.63%(D)      2.86%        2.71%        3.29%        3.63%        4.01%

Portfolio turnover rate ..............................        66%(D)        82%          38%          54%          56%          83%

(A)  Total returns exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%(D), 1.22%, 1.19%, 1.23%, 1.24% and 1.26% for the periods ended December 31, 2000 and June 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 3).

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS

========================================================================================================
                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS         YEAR       PERIOD
                                                                 ENDED           ENDED        ENDED
                                                             DEC. 31, 2000      JUNE 30,     JUNE 30,
                                                              (UNAUDITED)         2000       1999(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   10.61       $   11.87    $   10.00
                                                               ---------       ---------    ---------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.01)          (0.05)       (0.00)
   Net realized and unrealized gains (losses) on investments        0.04           (1.21)        1.87
                                                               ---------       ---------    ---------
Total from investment operations ...........................        0.03           (1.26)        1.87
                                                               ---------       ---------    ---------

Less distributions:
   Return of capital .......................................          --              --        (0.00)
                                                               ---------       ---------    ---------

Net asset value at end of period ...........................   $   10.64       $   10.61    $   11.87
                                                               =========       =========    =========

Total return(B) ............................................       0.28%(C)      (10.61%)      18.74%(C)
                                                               =========       =========    =========

Net assets at end of period (000's) ........................   $   6,574       $   5,251    $   6,564
                                                               =========       =========    =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ................       1.50%(D)        1.50%        1.49%(D)

Ratio of net investment loss to average net assets .........      (0.31%)(D)      (0.48%)      (0.11%)(D)

Portfolio turnover rate ....................................         33%(D)         101%          42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total return excludes the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

===============================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS        YEAR         PERIOD
                                                                        ENDED          ENDED         ENDED
                                                                    DEC. 31, 2000     JUNE 30,      JUNE 30,
                                                                     (UNAUDITED)        2000        1999(A)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ............................   $    9.71      $    9.30     $   10.00
                                                                      ---------      ---------     ---------

Income (loss) from investment operations:
   Net investment income ..........................................        0.14           0.23          0.13
   Net realized and unrealized gains (losses) on investments ......        0.33           0.41         (0.70)
                                                                      ---------      ---------     ---------
Total from investment operations ..................................        0.47           0.64         (0.57)
                                                                      ---------      ---------     ---------
Less distributions:
   From net investment income .....................................       (0.14)         (0.23)        (0.13)
                                                                      ---------      ---------     ---------
Net asset value at end of period ..................................   $   10.04      $    9.71     $    9.30
                                                                      =========      =========     =========

Total return(B) ...................................................       4.82%(C)       7.02%        (5.74%)(C)
                                                                      =========      =========     =========

Net assets at end of period (000's) ...............................   $   8,924      $   6,684     $   8,284
                                                                      =========      =========     =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets, excluding dividends on
   securities sold short ..........................................       1.95%(D)       1.95%         1.94%(D)
Expenses from dividends on securities sold short ..................       0.28%(D)       0.53%         0.36%(D)
                                                                      ---------      ---------     ---------
Ratio of net expenses to average net assets .......................       2.22%(D)       2.48%         2.30%(D)
                                                                      ---------      ---------     ---------

Ratio of net investment income to average net assets ..............       2.68%(D)       2.47%         2.31%(D)

Portfolio turnover rate ...........................................         66%(D)         90%           54%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B)  Total return excludes the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS

===========================================================================================
                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------------------
                                                              SIX MONTHS       PERIOD
                                                                 ENDED          ENDED
                                                             DEC. 31, 2000     JUNE 30,
                                                              (UNAUDITED)      2000(A)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   13.65      $   10.00
                                                               ---------      ---------

Income (loss) from investment operations:
   Net investment loss .....................................       (0.05)         (0.06)
   Net realized and unrealized gains (losses) on investments       (4.39)          3.71
                                                               ---------      ---------
Total from investment operations ...........................       (4.44)          3.65
                                                               ---------      ---------

Net asset value at end of period ...........................   $    9.21      $   13.65
                                                               =========      =========

Total return(B) ............................................     (32.53%)        36.50%
                                                               =========      =========

Net assets at end of period (000's) ........................   $   5,869      $   6,279
                                                               =========      =========

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ................       1.50%(C)       1.49%(C)

Ratio of net investment loss to average net assets .........      (0.93%)(C)     (0.99%)(C)

Portfolio turnover rate ....................................        109%(C)         95%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

(B) Total returns exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
     SHARES   CLOSED-END MUTUAL FUNDS-- 0.8%                           VALUE
--------------------------------------------------------------------------------
     29,000   iShares MSCI Germany (Cost $557,818) .............   $    565,500
                                                                   ------------

================================================================================
     SHARES   COMMON STOCKS -- 50.0%                                   VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 3.4%
     20,000   Albermarle Corporation ...........................   $    495,000
      5,000   Barrick Gold Corporation .........................         81,900
     15,500   Cabot Corporation ................................        408,812
      4,347   Cabot Microelectronics Corporation* ..............        225,772
     67,000   Newmont Mining Corporation .......................      1,143,188
                                                                   ------------
                                                                      2,354,672
                                                                   ------------

              CONSUMER, CYCLICAL-- 2.5%
      8,000   BorgWarner, Inc. .................................        320,000
     30,000   Ryan's Family Steak House, Inc.* .................        283,125
     10,000   Salton, Inc.* ....................................        206,875
     15,000   Sears, Roebuck & Company .........................        521,250
      6,000   Timberland Company - Class A* ....................        401,250
                                                                   ------------
                                                                      1,732,500
                                                                   ------------

              CONSUMER, NON-CYCLICAL-- 12.8%
     21,000   Amgen* ...........................................      1,342,688
     10,500   Andrx Group* .....................................        607,688
     14,000   Bristol-Myers Squibb Company .....................      1,035,125
     12,200   Church & Dwight Co., Inc. ........................        271,450
     40,000   Darden Restaurants, Inc. .........................        915,000
     14,500   Datascope Corporation ............................        496,625
     12,500   Direct Focus, Inc.* ..............................        419,531
      8,500   IVAX Corporation* ................................        325,550
     17,900   Learning Tree International, Inc.* ...............        886,050
     37,000   Michael Foods, Inc. ..............................      1,114,625
      7,000   Overseas Shipholding Group, Inc. .................        160,562
     13,500   Pfizer, Inc. .....................................        621,000
      8,000   Scholastic Corporation* ..........................        709,000
                                                                   ------------
                                                                      8,904,894
                                                                   ------------

              ENERGY-- 6.4%
     11,000   Amerada Hess Corporation .........................        803,688
      8,000   Apache Corporation ...............................        560,500
     10,000   El Paso Energy Corporation .......................        716,250
     15,000   Exxon Mobil Corporation ..........................      1,304,062
      5,500   Kerr-McGee Corporation ...........................        368,156
     11,000   Texaco, Inc. .....................................        683,375
                                                                   ------------
                                                                      4,436,031
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS -- 50.0%                                   VALUE
--------------------------------------------------------------------------------
              FINANCE-- 6.6%
      9,000   Affiliated Managers Group, Inc.* .................   $    493,875
      7,000   Alfa Corporation .................................        128,625
     17,166   Citigroup, Inc. ..................................        876,539
     18,000   Commerce Group, Inc. .............................        489,240
     15,000   Coventry Health Care, Inc.* ......................        400,312
      3,000   Lehman Brothers Holdings, Inc. ...................        202,875
      7,000   Morgan Stanley Dean Witter & Co. .................        554,750
     17,000   RehabCare Group, Inc.* ...........................        873,375
      3,000   Silicon Valley Bancshares* .......................        103,688
     10,000   SouthTrust Corporation ...........................        406,875
                                                                   ------------
                                                                      4,530,154
                                                                   ------------

              INDUSTRIAL-- 5.6%
     19,500   American Standard Companies, Inc.* ...............        961,594
     18,000   AVX Corporation ..................................        294,750
     19,000   CTS Corporation ..................................        692,312
     18,000   Merix Corporation* ...............................        240,750
      8,000   Millipore Corporation ............................        504,000
     26,000   NL Industries, Inc. ..............................        630,500
     13,600   Technitrol, Inc. .................................        559,300
                                                                   ------------
                                                                      3,883,206
                                                                   ------------

              TECHNOLOGY-- 5.6%
     27,000   Anixter International, Inc.* .....................        583,875
     22,000   InFocus Corporation* .............................        324,500
     33,500   Intel Corporation ................................      1,013,375
      7,000   Keithley Instruments, Inc. .......................        301,438
     15,500   Park Electrochemical Corporation .................        475,656
     18,500   Siliconix, Inc.* .................................        416,250
     40,000   Sybase, Inc.* ....................................        792,500
                                                                   ------------
                                                                      3,907,594
                                                                   ------------

              UTILITIES-- 7.1%
     19,000   Duke Energy Corporation ..........................      1,619,750
     55,400   Energen Corporation ..............................      1,783,188
      3,000   IDACORP, Inc. ....................................        147,188
     20,000   Korea Electric Power (KEPCO) Corporation - ADR ...        205,000
      6,451   NiSource, Inc. ...................................        198,354
     14,654   NiSource, Inc. - Sails ...........................         40,298
      4,000   Pinnacle West Capital Corporation ................        190,500
      6,000   Public Service Enterprise Group, Inc. ............        291,750
     10,000   Reliant Energy, Inc. .............................        433,125
                                                                   ------------
                                                                      4,909,153
                                                                   ------------
              TOTAL COMMON STOCKS (Cost $28,425,637) ...........   $ 34,658,204
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE   CORPORATE BONDS-- 5.0%                                   VALUE
--------------------------------------------------------------------------------
$   500,000   AT&T Corp., 5.625%, 3/15/04 ......................   $    477,574
    500,000   Firstar Bank, 7.80%, 7/5/10 ......................        524,885
    500,000   Ford Motor Company, 7.45%, 7/16/31 ...............        470,300
    500,000   Public Service Electric & Gas, 7.375%, 3/14/09 ...        497,060
  1,000,000   Tennessee Valley Authority, 6.00%, 9/24/02 .......      1,001,450
    500,000   Wal-Mart Stores, 6.55%, 8/10/04 ..................        511,083
                                                                   ------------

              TOTAL CORPORATE BONDS (Amortized Cost $3,448,031)    $  3,482,352
                                                                   ------------

================================================================================
  PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS-- 41.6%                   VALUE
--------------------------------------------------------------------------------
$ 1,000,000   U.S. Treasury Notes, 5.875%, due 11/15/05 ........   $  1,033,923
  6,000,000   U.S. Treasury Notes, 6.25%, 2/15/07 ..............      6,340,542
  5,000,000   U.S. Treasury Notes, 6.625%, 5/15/07 .............      5,393,125
  4,500,000   U.S. Treasury Notes, 6.00%, 8/15/09 ..............      4,749,687
    500,000   U.S. Treasury Bonds, 10.375%, 11/15/09 ...........        585,820
  2,000,000   U.S. Treasury Bonds, 10.00%, 5/15/10 .............      2,357,500
  2,000,000   Federal Farm Credit Bank, 5.95%, 3/16/09 .........      1,988,192
  2,000,000   Federal Farm Credit Bank, 6.26%, 12/02/11 ........      2,024,422
    350,000   Federal Farm Credit Bank, 7.70%, 4/25/07 .........        357,510
  2,000,000   Federal Home Loan Bank, 7.00%, 2/14/03 ...........      2,055,476
    700,000   Federal Home Loan Bank, 8.70%, 6/01/10 ...........        706,710
    750,000   Federal Home Loan Mortgage Corporation, 6.875%,
                 1/15/05 .......................................        780,504
    500,000   Government National Mortgage Association, 6.50%,
                 1/31/30** .....................................        494,531
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
              (Amortized Cost $27,115,810) .....................   $ 28,867,942
                                                                   ------------

================================================================================
     SHARES   SHORT TERM INVESTMENTS-- 2.5%                            VALUE
--------------------------------------------------------------------------------
  1,762,049   Firstar Stellar Money Market Fund (Cost $1,762,049)  $  1,762,049
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 99.9%
              (Amortized Cost $61,309,345) .....................   $ 69,336,047

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1% .....         32,814
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 69,368,861
                                                                   ============

*    Non-income producing securities.
**   Security purchased on a delayed delivery basis.

ADR - American Depositary Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 97.5%                                   VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 12.0%
      9,550   Albermarle Corporation ...........................   $    236,362
      6,500   Georgia Gulf Corporation .........................        110,906
      3,145   Mueller Industries, Inc.* ........................         84,325
      7,500   NL Industries, Inc. ..............................        181,875
     10,600   Pope & Talbot, Inc. ..............................        178,212
                                                                   ------------
                                                                        791,680
                                                                   ------------

              CONSUMER, CYCLICAL-- 24.5%
      8,950   Dollar Thrifty Automotive Group, Inc.* ...........        167,812
      6,800   LNR Property Corporation .........................        149,600
      4,250   NVR, Inc.* .......................................        525,300
      5,860   The Dress Barn, Inc.* ............................        169,940
      6,600   Timberland Company - Class A* ....................        441,375
     11,200   Wilsons The Leather Experts, Inc.* ...............        156,800
                                                                   ------------
                                                                      1,610,827
                                                                   ------------

              CONSUMER, NON-CYCLICAL-- 11.0%
      7,100   Excel Technology, Inc.* ..........................        141,667
      3,800   Learning Tree International, Inc.* ...............        188,100
      7,650   RehabCare Group, Inc.* ...........................        393,019
                                                                   ------------
                                                                        722,786
                                                                   ------------

              ENERGY-- 8.3%
      7,600   Enterprise Products Partners LP ..................        238,925
      7,200   HS Resources, Inc.* ..............................        305,100
                                                                   ------------
                                                                        544,025
                                                                   ------------

              FINANCIAL-- 15.4%
      3,650   Affiliated Managers Group, Inc.* .................        200,294
     12,550   Alfa Corporation .................................        230,606
      6,300   Corus Bankshares, Inc. ...........................        311,752
      3,450   RenaissanceRe Holdings, Ltd. .....................        270,178
                                                                   ------------
                                                                      1,012,830
                                                                   ------------

              INDUSTRIAL-- 6.4%
      4,575   Park Electrochemical Corporation .................        140,395
      8,190   Roadway Express, Inc. ............................        173,526
      5,170   Yellow Corporation* ..............................        105,258
                                                                   ------------
                                                                        419,179
                                                                   ------------

              TECHNOLOGY-- 15.5%
      4,950   Barra, Inc.* .....................................        233,269
      6,200   Graco, Inc. ......................................        256,525
      8,100   Hall, Kinion & Associates, Inc.* .................        163,012
      5,450   InFocus Corporation* .............................         80,388
      3,200   Keithley Instruments, Inc. .......................        137,800
      7,900   Pericom Semiconductor Corporation* ...............        146,150
                                                                   ------------
                                                                      1,017,144
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS-- 97.5% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              UTILITIES-- 4.4%
     21,950   El Paso Electric Company* ........................   $    289,741
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $5,285,723) ............   $  6,408,212
                                                                   ------------

================================================================================
     SHARES   SHORT TERM INVESTMENTS-- 2.2%                            VALUE
--------------------------------------------------------------------------------
    146,204   Firstar Stellar Money Market Fund (Cost $146,204)    $    146,204
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 99.7%
              (Cost $5,431,927) ................................   $  6,554,416

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% .....         19,386
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  6,573,802
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 46.9%                                   VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.0%
      4,000   Albermarle Corporation ...........................   $     99,000
      3,000   Cabot Corporation ................................         79,125
                                                                   ------------
                                                                        178,125
                                                                   ------------

              CONSUMER, CYCLICAL-- 3.5%
      6,500   Darden Restaurants, Inc. .........................        148,688
      2,500   Frontier Airlines, Inc.* .........................         77,344
      2,600   Sears, Roebuck & Company .........................         90,350
                                                                   ------------
                                                                        316,382
                                                                   ------------

              CONSUMER, NON-CYCLICAL-- 10.8%
      1,000   Adolph Coors Company - Class B ...................         80,312
      1,600   Andrx Group* .....................................         92,600
      2,500   Carter-Wallace, Inc. .............................         83,438
      4,000   Dole Food Company, Inc. ..........................         65,500
      3,000   Elan Corporation Plc - ADR - Rights ..............          2,343
      1,500   IBP, Inc. ........................................         40,125
      2,500   IVAX Corporation* ................................         95,750
      2,000   Learning Tree International, Inc.* ...............         99,000
      2,900   Noven Pharmaceuticals, Inc.* .....................        108,388
      1,500   PepsiCo, Inc. ....................................         74,344
      1,000   Pfizer, Inc. .....................................         46,000
      1,000   Quaker Oats Company ..............................         97,375
      2,400   Smithfield Foods, Inc.* ..........................         72,960
                                                                   ------------
                                                                        958,135
                                                                   ------------

              ENERGY-- 2.5%
      1,000   Apache Corp. .....................................         70,062
      2,000   Helmerich & Payne, Inc. ..........................         87,750
        900   National Fuel Gas Company ........................         56,644
                                                                   ------------
                                                                        214,456
                                                                   ------------

              FINANCIAL-- 7.7%
      4,000   Alfa Corporation .................................         73,500
      2,000   Citigroup, Inc. ..................................        102,125
      3,300   Fidelity National Financial, Inc. ................        121,894
        750   J.P. Morgan & Co., Inc. ..........................        124,125
      1,100   Marsh & McLennan Co's., Inc. .....................        128,700
        750   Radian Group, Inc. ...............................         56,297
      1,300   T. Rowe Price Group, Inc. ........................         54,945
      1,200   Tucker Anthony Sutro Corporation .................         29,475
                                                                   ------------
                                                                        691,061
                                                                   ------------

              INDUSTRIAL-- 3.8%
      1,600   Dover Corporation ................................         64,900
      3,000   Overseas Shipholding Group, Inc. .................         68,812
      1,750   Park Electrochemical Corporation .................         53,703
      2,000   Technitrol, Inc. .................................         82,250
      4,550   Vishay Intertechnology, Inc.* ....................         68,818
                                                                   ------------
                                                                        338,483
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS-- 46.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              TECHNOLOGY-- 14.2%
      1,000   Alliant Techsystems, Inc.* .......................   $     66,750
      1,700   America Online, Inc.* ............................         59,160
      1,050   Barra, Inc.* .....................................         49,481
      1,200   Corning, Inc. ....................................         63,375
      3,050   Cypress Semiconductor Corporation* ...............         60,047
      3,000   Electro Scientific Industries, Inc.* .............         84,000
      1,250   EMC Corporation* .................................         83,125
      2,000   InFocus Corporation* .............................         29,500
      2,000   Intel Corporation ................................         60,500
      5,500   LTX Corp.* .......................................         71,242
      2,250   MedImmune, Inc.* .................................        107,297
      3,250   Merix Corp.* .....................................         43,469
      2,750   Nokia Oyj - ADR ..................................        119,625
      2,600   Polycom, Inc.* ...................................         83,688
      2,600   Sun Microsystems* ................................         72,475
      1,500   Tollgrade Communications, Inc.* ..................         54,750
      1,000   Varian Medical Systems, Inc.* ....................         67,938
      2,000   Xilinx, Inc.* ....................................         92,250
                                                                   ------------
                                                                      1,268,672
                                                                   ------------

              UTILITIES-- 2.4%
      2,000   Equitable Resources, Inc. ........................        133,500
      1,200   Exelon Corporation ...............................         84,251
                                                                   ------------
                                                                        217,751
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $3,930,695) ............   $  4,183,065
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE   U.S. GOVERNMENT & AGENCY BONDS-- 27.7%                   VALUE
--------------------------------------------------------------------------------
$   250,000   Federal Home Loan Bank Discount Note, 1/24/01 ....   $    249,034
    500,000   Federal Home Loan Bank Discount Note, 8/23/01 ....        481,150
    500,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 1/11/01 .................................        499,210
    500,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 1/9/01 ..................................        499,386
    250,000   Federal Home Loan Mortgage Corporation Discount
                 Note, 2/6/01 ..................................        248,469
    500,000   Federal National Mortgage Association Discount
                 Note, 1/11/01 .................................        499,210
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
              (Amortized Cost $2,461,617) ......................   $  2,476,459
                                                                   ------------

================================================================================
     SHARES   SHORT TERM INVESTMENTS -- 2.4%                           VALUE
--------------------------------------------------------------------------------
    214,130   Firstar Stellar Money Market Fund (Cost $214,130)    $    214,130
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 77.0%
              (Cost $6,606,442) ................................   $  6,873,654

              SEGREGATED CASH WITH BROKERS-- 53.4% .............      4,762,108

              SECURITIES SOLD SHORT-- (30.8%)
              (Proceeds $3,307,192) ............................     (2,747,407)

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .....         35,932
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  8,924,287
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS SOLD SHORT-- 30.8%                         VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 0.5%
      1,200   Rohm and Haas Company ............................   $     43,575
                                                                   ------------

              CONSUMER, CYCLICAL-- 8.6%
      2,100   Amazon.com, Inc.* ................................         32,681
      1,000   Clear Channel Communications, Inc.* ..............         48,438
      4,000   Fox Entertainment Group - Class A* ...............         71,500
      2,800   Gaylord Entertainment Company ....................         58,450
      3,000   Hearst-Argyle Television, Inc.* ..................         61,312
      1,500   Home Depot, Inc. .................................         68,531
      1,800   HomeStore, Inc.* .................................         36,225
      1,500   Infinity Broadcasting Corporation - Class A* .....         41,906
      1,000   International Speedway Corporation - Class A .....         38,000
      2,000   Lamar Advertising Company* .......................         77,188
      2,800   Lands' End, Inc.* ................................         70,336
      1,500   SeaChange International, Inc.* ...................         30,469
        150   The Washington Post Company - Class B ............         92,531
        560   Vivendi Universal SA - ADR .......................         36,575
                                                                   ------------
                                                                        764,142
                                                                   ------------

              CONSUMER, NON-CYCLICAL-- 5.2%
        300   Alexion Pharmaceuticals, Inc.* ...................         19,481
      1,500   American Home Products ...........................         95,325
      2,000   Campbell Soup Company ............................         69,250
        500   Coca-Cola Company ................................         30,469
      2,600   Coca-Cola Enterprises ............................         49,400
        700   EntreMed, Inc.* ..................................         12,075
      1,100   Iron Mountain, Inc.* .............................         40,838
      1,000   McKesson HBOC, Inc. ..............................         35,890
      2,500   Starbucks Corporation* ...........................        110,625
                                                                   ------------
                                                                        463,353
                                                                   ------------

              ENERGY-- 1.6%
      2,350   Diamond Offshore Drilling ........................         94,000
      1,000   SEACOR SMIT, Inc.* ...............................         52,625
                                                                   ------------
                                                                        146,625
                                                                   ------------

              FINANCIAL-- 3.8%
      1,000   American Express Co. .............................         54,938
      4,500   AmSouth Bancorp ..................................         68,625
      1,400   Banc One Corporation .............................         51,275
      2,500   E*Trade Group, Inc.* .............................         18,438
        500   Markel Corporation* ..............................         90,500
      1,000   Wells Fargo & Co. ................................         55,688
                                                                   ------------
                                                                        339,464
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
     SHARES   COMMON STOCKS SOLD SHORT-- 30.8% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL-- 2.2%
      1,800   CoStar Group, Inc.* ..............................   $     42,525
      1,500   Edison Schools, Inc.* ............................         47,250
      3,000   Global Industries, Ltd.* .........................         41,062
      4,725   Norfolk Southern Corporation .....................         62,902
                                                                   ------------
                                                                        193,739
                                                                   ------------

              TECHNOLOGY-- 7.5%
      1,100   American Tower Corporation - Class A* ............         41,662
      2,000   Cadence Design Systems* ..........................         55,000
        600   Cerus Corporation* ...............................         45,150
      1,000   Comcast Corp. - Class A* .........................         41,750
        802   Corixa Corporation* ..............................         22,367
        850   Digene Corporation* ..............................         37,984
      1,500   Digital Insight Corp.* ...........................         27,094
      1,500   EchoStar Communications Corporation - Class A* ...         34,125
      1,000   Foundry Networks, Inc.* ..........................         15,000
      2,500   IGEN International, Inc.* ........................         30,781
      4,500   Ingram Micro, Inc. - Class A* ....................         50,625
      1,500   Interactive Intelligence, Inc.* ..................         36,188
      1,500   Internap Network Services Corporation* ...........         10,875
      1,400   Level 3 Communications, Inc.* ....................         45,938
      1,350   MicroStrategy, Inc.* .............................         12,825
      3,000   Motient Corporation* .............................         12,000
      1,000   ProBusiness Services, Inc.* ......................         26,562
      2,000   RCN Corporation* .................................         12,625
      1,200   Retek, Inc.* .....................................         29,250
      3,000   Silicon Image, Inc.* .............................         16,312
      1,000   Tumbleweed Communications Corporation* ...........         17,109
      2,000   XO Communications, Inc. - Class A* ...............         35,625
      1,200   ZixIt Corporation* ...............................         10,500
                                                                   ------------
                                                                        667,347
                                                                   ------------

              UTILITIES-- 1.4%
      3,000   Citizens Communications Company* .................         39,375
      2,000   Southern Union Company* ..........................         53,000
      1,800   Sprint PCS Group .................................         36,787
                                                                   ------------
                                                                        129,162
                                                                   ------------

              TOTAL COMMON STOCKS SOLD SHORT
              (Proceeds $3,307,192) ............................   $  2,747,407
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================
     SHARES   COMMON STOCKS -- 97.1%                                   VALUE
--------------------------------------------------------------------------------
              ENERGY-- 45.8%
      3,675   Amerada Hess Corporation .........................   $    268,505
      7,050   Anadarko Petroleum Corporation ...................        501,114
      4,955   Apache Corporation ...............................        347,160
      3,900   Devon Energy Corporation .........................        237,783
      3,500   EOG Resources, Inc. ..............................        191,406
      7,175   Kerr-McGee Corporation ...........................        480,277
      5,350   Pfizer, Inc. .....................................        246,100
      3,000   Phillips Petroleum Company .......................        170,625
      7,350   Sunoco, Inc. .....................................        247,603
                                                                   ------------
                                                                      2,690,573
                                                                   ------------

              INDUSTRIAL-- 3.8%
      3,000   Linear Technology Corporation ....................        138,750
      1,300   Millipore Corporation ............................         81,900
                                                                   ------------
                                                                        220,650
                                                                   ------------

              TECHNOLOGY-- 42.9%
      7,775   Analog Devices, Inc.* ............................        397,983
      1,125   Broadcom Corporation - Class A* ..................         95,062
      2,400   Corning, Inc. ....................................        126,750
      2,725   KLA-Tencor Corporation* ..........................         91,798
      3,400   MedImmune, Inc.* .................................        162,138
      1,600   Mercury Interactive Corporation* .................        144,400
      4,185   Network Appliance, Inc.* .........................        268,821
     10,350   Oracle Corporation* ..............................        300,797
      1,350   Power-One, Inc.* .................................         53,072
        850   Sanmina Corporation* .............................         65,131
      9,100   Scientific-Atlanta, Inc. .........................        296,319
      5,880   Siebel Systems, Inc.* ............................        398,370
      4,200   Sun Microsystems* ................................        117,075
                                                                   ------------
                                                                      2,517,716
                                                                   ------------

              UTILITIES-- 4.6%
      5,950   Calpine Corporation* .............................        268,121
                                                                   ------------

              TOTAL COMMON STOCKS (cost $6,433,446) ............   $  5,697,060
                                                                   ------------

================================================================================
SHARES        SHORT TERM INVESTMENTS-- 2.6%                            VALUE
--------------------------------------------------------------------------------
    154,833   Firstar Stellar Money Market Fund (Cost $154,833)    $    154,833
                                                                   ------------

              TOTAL INVESTMENT SECURITIES-- 99.7%
              (Cost $6,588,279) ................................   $  5,851,893

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3% .....         16,807
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $  5,868,700
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of The Golden Rainbow Fund is equal to the net asset value per share plus a sales load equal to 2.00% of net asset value (or 2.09% of the offering price). The maximum offering price per share of The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund is equal to the net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James Investment Research, Inc. determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-sized trading units of debt securities, without regard to sale or bid prices.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The following information is based upon the federal income tax cost of portfolio investments and securities sold short as of December 31, 2000:

-------------------------------------------------------------------------------------------------------------
                                                 THE GOLDEN       THE JAMES       THE JAMES       THE JAMES
                                                   RAINBOW        SMALL CAP    MARKET NEUTRAL  LARGE CAP PLUS
                                                    FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ...............   $ 10,536,296    $  1,591,835    $  1,445,093    $    458,891
Gross unrealized depreciation ...............     (2,509,594)       (469,346)       (618,096)     (1,195,277)
                                                ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) ..   $  8,026,702    $  1,122,489    $    826,997    $   (736,386)
                                                ============    ============    ============    ============
Federal income tax cost .....................   $ 61,309,345    $  5,431,927    $  8,061,357    $  6,588,279
                                                ============    ============    ============    ============
-------------------------------------------------------------------------------------------------------------

As of December 31, 2000, The James Small Cap Fund and The James Market Neutral Fund have capital loss carryforwards for federal income tax purposes of $561,145 and $1,387,987, respectively, which expire in the year 2008. In addition, during the period from November 1, 1999 through June 30, 2000, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund had net realized capital losses of $303,537, $78,713 and $114,804, respectively, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2001. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. government obligations for The Golden Rainbow Fund for the six months ended December 31, 2000 equaled $8,039,343 and $13,390,528, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 2000 equaled $16,615,628 and $25,222,101, respectively, for The Golden Rainbow Fund, $2,197,403 and $931,911,
respectively, for The James Small Cap Fund, $2,662,548 and $1,214,500, respectively, for The James Market Neutral Fund and $5,714,150 and $3,442,846, respectively, for The James Large Cap Plus Fund. For the six months ended December 31, 2000, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $2,283,891 and $2,643,680, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting service agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James Investment Research, Inc. to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and The Large Cap Plus Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund, The Market Neutral Fund and The Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee of $3,000 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $389, $781, $1,144 and $1,293 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. Additionally, the Distributor earned $1,324 and $229 from broker commissions on the sale of shares of The Golden Rainbow Fund and The James Market Neutral Fund, respectively. In addition to these fees, the Distributor receives a monthly fee of $5,000 from the Trust.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. James voluntarily waived $31,607 of distribution expenses for The Golden Rainbow Fund during the six months ended December 31, 2000.

28